Interim Consolidated Statement of Changes in Shareholders' Equity - CAD ($)	Common Shares	Class "B" Common Shares	Share Capital	Contributed Surplus	Deficit	Total	Non-Controlling Interest
Beginning balance, shares at Dec. 31, 2018	226,411,904	100,000
Beginning balance, amount at Dec. 31, 2018			$ 6,047,999	$ 0	$ (6,298,936)	$ (250,937)	$ 0
Class B common shares issued, shares		1,000,000
Class B common shares issued, amount			100			100
Shares issued pursuant to conversion of convertible promissory notes, shares	126,433,617
Shares issued pursuant to conversion of convertible promissory notes, amount			613,568			613,568
Incorporation of controlled subsidiary							342
Stock-based compensation				60,000		60,000
Net loss for the period					(832,209)	(832,209)	(12,139)
Ending balance, shares at Sep. 30, 2019	302,251,877	1,100,000
Ending balance, amount at Sep. 30, 2019			6,506,856	60,000	(6,911,394)	(344,538)	(11,797)
Beginning balance, shares at Dec. 31, 2019	582,564,926	1,100,000
Beginning balance, amount at Dec. 31, 2019			7,460,158	60,000	(7,793,332)	(273,174)	(157,729)
Class B common shares issued, shares		1,000,000
Class B common shares issued, amount			100			100
Shares issued pursuant to conversion of convertible promissory notes, shares	690,210,266
Shares issued pursuant to conversion of convertible promissory notes, amount			878,535			878,535
Shares issued to non-controlling interest, amount							100,158
Incorporation of controlled subsidiary							3,079
Adjustment pursuant to loss of control							203,329
Stock-based compensation						0
Net loss for the period					(912,646)	(912,646)	(148,837)
Ending balance, shares at Sep. 30, 2020	1,272,775,192	2,100,000
Ending balance, amount at Sep. 30, 2020			$ 8,338,793	$ 60,000	$ (8,705,978)	$ (307,185)	$ 0